Land Use Rights And Yew Forest Assets (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Land and Yew Forest Use Rights (Textual)
Amortization of land use rights and yew forest assets	$ 128,546	$ 89,244	$ 381,659	$ 346,741